Shareholders Equity - USD ($)	Common Stock	Preferred Stock A	Preferred Stock C	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Balances at Jun. 30, 2014	537,989,764	1,000,000		7,625,395	(19,204,108)	(11,177,357)
Shares Balance	400,356	1,000
Shraes Issued for Aquisitions	2,000,000			164,000		166,000
Shares Issued for CEO Compensation	2,000
Shares Issued for services rendered	$ 5,107,143			$ 248,959		$ 254,066
AMount of Shares for services	5,107
Shares issued upon conversion of convertible notes	103,005,455			1,067,843		1,170,848
Amount of Shares issued upon Conversion of convertible notes	103,005
Benefilcial conversion feature of convertible notes				298,332		298,332
Shares Issued as part of legal settlement				$ (148,490)		$ 124,661
Cashless exercise of Warrants				1,244,661
Issuance of common stock for cash	$ 38,521,012			1,243,885		1,282,406
Amount of shares issued for cash	38,521
Gain on extinguishment of related party Convertible Debt				$ 622,342		622,342
Net Income (Loss)					$ 2,325,726	$ 2,325,726
Balances at Jun. 30, 2015	537,989,764	1,000,000		12,336,477	(16,878,382)	(3,972,916)
Shares Balance	537,990	1,000
Shraes Issued for Aquisitions	65,667,587			925,682		991,350
Shares Issued for CEO Compensation	65,668			993,052		1,015,686
Shares Issued for services rendered	$ 28,724,139			$ 979,903		$ 1,008,627
AMount of Shares for services	28,724
Shares issued upon conversion of convertible notes	22,634,107			320,997		398,798
Amount of Shares issued upon Conversion of convertible notes	22,634			212,771
Shares Issued as part of legal settlement				$ 493,200		$ 500,000
Cashless exercise of Warrants				311,614		358,523
Issuance of common stock for cash	$ 65,667,587			1,459,134		1,459,134
Amount of shares issued for cash	65,668
Gain on extinguishment of related party Convertible Debt	$ 46,908,834			$ 212,771		212,771
Net Income (Loss)	$ 46,909				$ (9,276,251)	$ (9,276,251)
Balances at Jun. 30, 2016	786,525,118	1,000,000	1,107,607	18,062.830	(26,154,633)	(7,304,278)